Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	PACCAR Inc
Entity Central Index Key	0000075362
Entity Emerging Growth Company	false
Entity File Number	001-14817
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	91-0351110
Entity Address, Address Line One	777 106th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	468-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	PCAR
Security Exchange Name	NASDAQ